Concentration of Risk - Schedule of Group’s Concentration of Customers and Suppliers (Details)		6 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		36.00%	56.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%		0.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%		38.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.00%	19.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.00%		14.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%	0.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%		17.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%	0.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%		0.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%	0.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	0.00%		0.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%	25.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		100.00%	100.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		88.00%		69.00%
Supplier Concentration Risk [Member] | Total Customer [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		100.00%	97.00%
Supplier Concentration Risk [Member] | Total Customer [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		100.00%
Supplier Concentration Risk [Member] | Customer H [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		62.00%	97.00%
Supplier Concentration Risk [Member] | Customer H [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Supplier Concentration Risk [Member] | Customer I [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		38.00%	0.00%
Supplier Concentration Risk [Member] | Customer I [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		100.00%

[1]	Less than 10%.